Roll Forward of Stock Options (Detail) (USD $)	6 Months Ended
Jun. 30, 2011
Options Outstanding Number
Beginning Balance	3,141,580
Granted	231,300
Exercised	(891,052)
Cancelled
Ending Balance	2,481,828
Options Outstanding Weighted Average Exercise Price
Beginning Balance	$ 12.68
Granted	$ 27.94
Exercised	$ 16.93
Cancelled
Ending Balance	$ 12.57